Concentrations of Risk	12 Months Ended
Mar. 31, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 17 — CONCENTRATIONS OF RISK

Customers Concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues as of March 31, 2025, 2024 and 2023.

	For the years ended
	March 31, 2025		March 31, 2024		March 31, 2023
Customers	Amount $	%	Amount $	%	Amount $	%
A	1,073,816	32.9%	709,361	16.2%	376,194	14.1%
B	320,800	9.8%	—	—	—	—
C	258,869	7.9%	—	—	—	—
D	216,347	6.6%	301,208	6.9%	234,487	8.8%
E	191,723	5.9%	—	—	—	—
F	—	—	582,828	13.3%	—	—
G	—	—	473,441	10.8%	—	—
H	—	—	448,139	10.2%	—	—
I	—	—	166,680	3.8%	311,175	11.6%
J	—	—	933	—	483.789	18.1%
K	—	—	—	—	179,364	6.7%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of March 31, 2025 and 2024.

	As of
	March 31, 2025		March 31, 2024
Customers	Amount $	%	Amount $	%
D	186,533	22.2%	150,602	15.0%
L	152,735	18.2%	—	—
M	129,622	15.4%	—	—
N	114,723	13.6%	—	—
O	108,656	12.9%	—	—
A	41,380	4.9%	316,544	31.5%
I	—	—	166,296	16.6%
P	20,365	2.4%	51,003	5.1%
Q	—	—	50.671	5.0%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase as of March 31, 2025, 2024 and 2023.

	For the years ended
	March 31, 2025		March 31, 2024		March 31, 2023
Suppliers	Amount $	%	Amount $	%	Amount $	%
I	388,809	18.2%	—	—	—	—
II	167,598	7.9%	—	—	63,765	4.5%
III	116,123	5.4%	240,744	10.0%	41,825	3.0%
IV	111,761	5.2%	—	—	—	—
V	98,219	4.6%	—	—	—	—
VI	—	—	194,926	8.1%	—	—
VII	—	—	150,673	6.2%	—	—
VIII	—	—	129,145	5.4%	—	—
IX	—	—	125,484	5.2%	—	—
X	—	—	—	—	118,609	8.4%
XI	—	—	—	—	68,212	4.8%
XII	—	—	—	—	40,714	2.9%

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s accounts payables as of March 31, 2025 and 2024.

	As of
	March 31, 2025		March 31, 2024
Suppliers	%	Amount $	%	Amount $
V	53,890	15.6%	40,958	11.3%
II	49,930	14.4%	—	—
XIII	34,189	9.9%	—	—
XIV	26,039	7.5%	—	—
XV	23,030	6.7%	—	—
VIII	—	—	83,543	23.0%
XVII	—	—	33,795	9.3%
VI	—	—	28,536	7.9%
XVIII	—	—	26,762	7.4%